REVERSE STOCK SPLIT	12 Months Ended
Oct. 31, 2012
Equity [Abstract]
Reverse Stock Split [Text Block]

17. REVERSE STOCK SPLIT

At the Annual Meeting of Stockholders held on June 14, 2013, the Company’s stockholders approved the filing of a Certificate of Amendment to effect a reverse stock split of its issued and outstanding common stock, and the filing of a Certificate of Amendment to decrease the total number of its authorized shares of common stock. On July 11, 2013, the Company’s Board of Directors authorized a reverse stock split at a ratio of 1-for-125 and approved the implementation of the authorized share capital decrease after the effectiveness of the reverse stock split. Accordingly, the Company amended its Amended and Restated Certificate of Incorporation by the filing of two Certificates of Amendment with the Delaware Secretary of State as follows: (a) on July 11, 2013, to effect a 1-for-125 reverse stock split of our common stock, par value $0.001 per share, to take effect on July 12, 2013 at 4:30 p.m. EDT, and (b) on July 12, 2013, to decrease the total number of authorized shares of common stock on a post-reverse stock split basis, so that the total number of shares that the Company has the authority to issue is 30,000,000 shares, of which 25,000,000 shares are common stock and 5,000,000 shares are “blank check” preferred stock. The reverse stock split was effective at approximately 4:30 p.m. EDT on July 12, 2013, and the share capital decrease took effect thereafter upon filing with the Delaware Secretary of State. All references in this Report to number of shares, price per share and weighted average number of shares outstanding of Common Stock prior to this reverse stock split and share capital decrease have been adjusted to reflect the reverse stock split and share capital decrease on a retroactive basis, unless otherwise noted.